SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Life of Right of Use Assets) (Details)	12 Months Ended
Dec. 31, 2019
Leasehold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives or lease period of right of use assets	2-8
Mainly	6
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives or lease period of right of use assets	1-3
Mainly	1